OPERATING LEASES (Tables)	12 Months Ended
Jul. 31, 2023
Lessee, Lease, Description [Line Items]
Schedule of revenues by lease and non-lease components
	Years Ended July 31,
	2023	2022
Base rent – fixed	$20,541,387	$19,534,802
Reimbursements of common area costs	936,438	839,950
Non-lease components (real estate taxes)	1,098,630	1,021,283
Rental income	$22,576,455	$21,396,035
	Years Ended July 31,
	2023	2022
Base rent – fixed
Company owned property	$13,856,697	$12,893,208
Leased property	6,684,690	6,641,594
	20,541,387	19,534,802
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,322,923	1,234,537
Leased property	712,145	626,696
	2,035,068	1,861,233
Total	$22,576,455	$21,396,035

Schedule of future minimum non-cancelable rental income
Year Ended July 31,	Company Owned Property	Leased Property	Total
2024	$10,442,346	$4,076,156	$14,518,502
2025	8,960,152	3,137,292	12,097,444
2026	8,028,846	3,002,809	11,031,655
2027	6,906,617	2,860,024	9,766,641
2028	6,069,044	2,814,151	8,883,195
After 2028	25,835,446	5,617,784	31,453,230
Total	$66,242,451	$21,508,216	$87,750,667

Schedule of rental expense
	Years Ended July 31,
	2023	2022
Sublease income	$7,396,835	$7,268,290
Operating lease cost	(3,239,348)	(3,333,406)
Excess of sublease income over lease cost	$4,157,487	$3,934,884

Schedule of additional information related to leases
	Years Ended July 31,
	2023	2022
Other information:
Operating cash flows from operating leases	$2,132,945	$2,116,363

Schedule of annual undiscounted cash flows of the operating lease liabilities
Year ended July 31	Operating Leases
2024	$2,150,129
2025	2,167,284
2026	2,237,257
2027	2,328,731
2028	2,349,076
Thereafter	24,032,926
Total undiscounted cash flows	35,265,403
Less: present value discount	(8,753,291)
Total Lease Liabilities	$26,512,112

April 2023 [Member]
Lessee, Lease, Description [Line Items]
Schedule of operating lease right-of-use assets, liabilities and rent expense
	Jamaica Avenue at 169th Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Decrease in Monthly Rent Expense
Remeasurement change resulting from April 2023 lease extension	$1,201,952	$1,201,952	$(30,563)

July 2022 [Member]
Lessee, Lease, Description [Line Items]
Schedule of operating lease right-of-use assets, liabilities and rent expense
	504-506 Fulton Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Increase in Monthly Rent Expense
Remeasurement change resulting from July 2022 lease modification	$94,412	$94,412	$2,563